Other Income and Expenses	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Other income and expenses

9. Other income and expenses

	Year ended December 31 2021 £’000	Year ended December 31 2020 £’000	Year ended December 31 2019 £’000
IFRS 2 expense on the Transaction (non-cash)	240,810	-	-
Fair value movement in warrants	(26,671)	-	-
	214,140	-	-

IFRS 2 expense on the Transaction

As described in Note 1, the Transaction led to an IFRS 2 expense. Cazoo issued shares with a fair value of £288.4 million to Ajax shareholders. In exchange, Cazoo received the identifiable net assets held by Ajax, which had a fair value upon closing of £47.5 million. The excess of the fair value of the equity instruments issued over the fair value of the identified net assets received represents a non-cash expense in accordance with IFRS 2. This one-time expense of £240.8 million is recognized as an IFRS 2 expense within the statement of profit or loss.

Fair value movement in warrants

The fair value of the warrants as at August 26, 2021 was £69.4 million. The fair value of the warrants as at December 31, 2021 was £42.7 million. The change in fair value of £26.7 million is recognized within the statement of profit or loss. Refer to Note 23 for further information.